Equity (Details) - Part-1 - USD ($)				6 Months Ended
	May 23, 2024	Jan. 25, 2024	Jan. 01, 2024	Jun. 30, 2024	Jun. 30, 2023	Apr. 10, 2024	Dec. 31, 2023
Equity [Line Items]
Reclassified from equity to liabilities			$ 1,649,000
Warrants	$ 1,419,000			$ (4,114,000)
Interest rate				4.30%
Expected terms				4 years 7 months 6 days
Expected price volatility				100.00%
Ordinary shares (in Shares)	1.55			1.07
Dividend yield	0.00%			0.00%
Long term liabilities				$ 11,000
Issuance and sale of ordinary shares (in Shares)		240,000
Price per share (in Dollars per share)		$ 4.5
Pre funded warrants		$ 4.4999
Exercise of prefunded warrants (in Shares)		648,890
Exercise price (in Dollars per share)		$ 5
Warrant, Exercise Price, Decrease (in Dollars per share)		$ 0.0001
Agent fees				280,000
Fund raising expenses				316,000
Proceeds from issuance of warrant liabilities				$ 3,176,000
Issuance of additional ordinary shares (in Shares)				4.89
Warrant exercisable issuance term				4 years 6 months 3 days
Issuance cost				$ 473,000
Changes in fair value				$ 2,695,000
Shares issued (in Shares)				2,798,421
Total consideration				$ 4,800,000
Commission and other issuance cost				260,000
Bonus payment				158,000
Share based payment				$ 535
Vested share options (in Shares)				222,034
Ordinary shares issued (in Shares)				5,958,757			2,151,745
Shares of vested options exercisable (in Shares)				24,544
Additional bonus				$ 89,000
Average price exercised (in Dollars per share)				$ 5.79
Unrecognized share-based compensation expense				$ 152,000
Vesting period				1 year
Warrant [Member]
Equity [Line Items]
Warrants	$ 219
Long term liabilities				$ 11,000
Purchase ordinary shares (in Shares)		888,890
Minimum [Member]
Equity [Line Items]
Interest rate	4.53%
Expected terms	3 years 7 months 6 days
Expected price volatility	100.00%
Maximum [Member]
Equity [Line Items]
Interest rate	4.71%
Expected price volatility	103.00%
Share Capital and Warrant [Member]
Equity [Line Items]
Expected terms				5 years
Expected price volatility				93.00%
Dividend yield				0.00%
Black and Scholes formula [Member]
Equity [Line Items]
Warrants				$ 481,000
Shares issued (in Shares)				115,635
Share Capital [Member]
Equity [Line Items]
Shares issued (in Shares)						500,000
Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares issued (in Shares)				24,544
Exercisable price per share (in Dollars per share)				$ 0.01
Private Placement [Member]
Equity [Line Items]
Aggregate gross proceeds from offering				$ 4,000,000